UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENT OF CASH FLOWS (Parenthetical) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENT OF CASH FLOWS
Proceeds from issue of shares	€ 1.7	€ 95.3
Issuance costs		€ 2.1